BALANCE SHEET DETAILS - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other current liabilities:
Warranty costs	$ 45	$ 67
Accrued professional fees	702	671
Accrued other taxes	686	579
Provision for LD	191	191
Contract deposits	598	579
Other	638	743
Total other current liabilities	$ 2,860	$ 2,830